Risk (Details 3) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Risk Details 3Abstract
Short-term deposits	€ 32,919	€ 120,105
Cash at banks	22,468	3,177
Cash and cash equivalents	55,386	123,282	€ 29,117	€ 3,302
Securities and other Investments (current)	100,868	0
Marketable Securities	100,868	0
Other (non-current portion)	207	20
Other (current)	316	0
Other financial assets	523	20
Total funds available	€ 156,777	€ 123,302